Service Class Shares | Sun Capital Money Market Fund
FUND SUMMARY Sun Capital Money Market Fund®
INVESTMENT GOAL
Maximizing current income, consistent with maintaining liquidity and preserving capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares Sun Capital Money Market Fund Service Class
Management Fee		0.50%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.91%
Fee Waiver and Expense Reimbursement		(0.14%)
Net Annual Fund Operating Expenses	[2]	0.77%
[1]	Total Annual Fund Operating Expenses shown differ from the fund's ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund ("Acquired Fund Fees and Expenses"), which are required to be included in the table above.
[2]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares Sun Capital Money Market Fund Service Class	79	276	490	1,107

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:
  U.S. and foreign banks
  Corporate issuers
  The U.S. government and its agencies and instrumentalities
  Foreign governments
  Multinational organizations such as the World Bank
The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:
  The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.
  There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.
  Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
  The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.
  Rating agencies, on which the adviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.
  The adviser’s judgments about future economic trends or the relative values of securities selected for the fund’s portfolio prove to be wrong.
  Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since April 25, 2005 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007

Lowest	0.00%	4th Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares Sun Capital Money Market Fund	One Year	Five Years	Since Inception	Inception Date
Service Class	none	1.31%	1.91%	Apr. 25, 2005
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.10%	1.49%	2.17%	Apr. 25, 2005